JPMorgan California Tax Free Bond Fund
Schedule of Portfolio Investments as of May 31, 2024
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2024.

JPMorgan California Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited)

INVESTMENTS	Principal Amount ($000)	Value ($000)
Municipal Bonds—95.2% (a)
Alabama—0.9%
Other Revenue—0.5%
Energy Southeast A Cooperative District, Series 2024B, Rev., 5.25%, 6/1/2032 (b)	1,500	1,593
Utility—0.4%
Southeast Alabama Gas Supply District (The), Project No. 2, Series 2024 B, Rev., 5.00%, 5/1/2032 (b)	1,000	1,051
Total Alabama		2,644
California—90.3%
Certificate of Participation/Lease—0.4%
County of San Diego, County Public Health and Capital Improvement
Series 2023, COP, 5.00%, 10/1/2036	670	776
Series 2023, COP, 5.00%, 10/1/2037	425	489
		1,265
Education—6.3%
California Educational Facilities Authority, Stanford University
Series T-1, Rev., 5.00%, 3/15/2039	1,535	1,807
Series U-4, Rev., 5.00%, 6/1/2043	2,000	2,340
Series U-6, Rev., 5.00%, 5/1/2045	1,500	1,748
California Enterprise Development Authority, Riverside County, Rocketship Public Schools-Obligated Group No. 2
Series 2022A, Rev., 4.00%, 6/1/2027 (c)	315	307
Series 2022A, Rev., 4.00%, 6/1/2031 (c)	1,250	1,191
California School Finance Authority, Green Dot Public Schools Project, Series 2022A, Rev., 5.00%, 8/1/2032 (c)	350	359
California State University, Systemwide, Series 2023A, Rev., 5.00%, 11/1/2044	2,660	2,932
Palmdale Elementary School District
Series 2023, 5.00%, 8/1/2041	250	274
Series 2023, 4.00%, 8/1/2043	1,000	991
Series 2023, 5.00%, 8/1/2044	800	870
University of California
Series 2020BE, Rev., 5.00%, 5/15/2034	1,065	1,171
Series 2016AR, Rev., 5.00%, 5/15/2035	1,500	1,538
Series 2023BN, Rev., 5.00%, 5/15/2042	3,000	3,322
		18,850
General Obligation—19.0%
Allan Hancock Joint Community College District, GO, 5.00%, 8/1/2030	1,250	1,252
City and County of San Francisco, California General Obligation, Earthquake Safety and Emergency Response, Series 2018C, GO, 4.00%, 8/20/2024	2,500	2,501
Clovis Unified School District, Election of 2020, Series C, GO, 5.00%, 8/1/2041	1,000	1,106
Coast Community College District, Election of 2002, Series 2006B, GO, AGM, Zero Coupon, 8/1/2030	2,000	1,602
East Side Union High School District, Series B, GO, NATL - RE, 5.25%, 2/1/2026	2,000	2,037
Encinitas Union School District, Election 2010
Series 2015, GO, Zero Coupon, 8/1/2025	1,325	776
Series 2015, GO, Zero Coupon, 8/1/2025	3,000	1,594
Escondido Union High School District, Capital Appreciation, Election of 2008
Series A, GO, AGC, Zero Coupon, 8/1/2025	1,500	1,439
Series A, GO, AGC, Zero Coupon, 8/1/2029	1,000	832
Evergreen School District, Series 2009B, GO, AGC, Zero Coupon, 8/1/2024	1,915	1,904
Los Alamitos Unified School District, School Facilities Improvement District, Election of 2018, Series C, GO, 4.00%, 8/1/2045	1,235	1,240

JPMorgan California Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	Principal Amount ($000)	Value ($000)
Municipal Bonds — continued
General Obligation — continued
Los Angeles Community College District, Election of 2008
Series M, GO, 5.00%, 8/1/2037	550	628
Series M, GO, 5.00%, 8/1/2038	300	341
Los Angeles Unified School District, Series 2024A, GO, 5.00%, 7/1/2034	1,295	1,498
Los Angeles Unified School District, Dedicated Unlimited Ad Valorem Property Tax, Series 2023 QRR, GO, 5.25%, 7/1/2040	1,000	1,147
Menlo Park City School District, Capital Appreciation
GO, Zero Coupon, 7/1/2031	500	380
GO, Zero Coupon, 7/1/2032	880	640
Murrieta Valley Unified School District, GO, AGM, Zero Coupon, 9/1/2024	1,000	991
Napa Valley Unified School District, Election of 2006, Series 2010A, GO, Zero Coupon, 8/1/2027	2,000	1,783
Palo Alto Unified School District, Election of 2008
Series 2008-2, GO, Zero Coupon, 8/1/2025	1,015	975
Series 2008-2, GO, Zero Coupon, 8/1/2026	1,790	1,661
San Diego Unified School District, Series 2023 A-3, GO, 4.00%, 7/1/2053	1,500	1,448
San Diego Unified School District, Election of 1998
Series C-2, GO, AGM, 5.50%, 7/1/2024	2,010	2,013
Series G-1, GO, AGM, 5.25%, 7/1/2028	2,115	2,290
San Diego Unified School District, Election of 1998, Series G-1, GO, AGM, 5.25%, 7/1/2028 (d)	385	415
San Francisco Unified School District, GO, 5.00%, 6/15/2031	1,440	1,592
San Jose Evergreen Community College District
Series C, GO, 4.00%, 9/1/2041	650	661
Series C, GO, 4.00%, 9/1/2043	1,500	1,516
San Jose Unified School District, Election of 2002, Series C, GO, NATL - RE, Zero Coupon, 6/1/2031	3,035	2,370
San Mateo County Community College District, Election of 2005
Series A, GO, NATL - RE, Zero Coupon, 9/1/2026	1,100	1,016
Series A, GO, NATL - RE, Zero Coupon, 9/1/2029	2,000	1,659
Series 2006B, GO, NATL - RE, Zero Coupon, 9/1/2034	1,000	685
San Mateo County Community College District, Election of 2014, Series 2018B, GO, 5.00%, 9/1/2033	1,000	1,072
San Rafael City Elementary School District, Election of 2002, Series 2004B, GO, NATL - RE, Zero Coupon, 8/1/2029	2,000	1,646
Santa Monica Community College District, Election of 2004, Series 2009C, GO, Zero Coupon, 8/1/2027	1,000	892
South San Francisco Unified School District, Measure J, Dedicated Unlimited Ad Valorem Property Tax, Series 2016C, GO, Zero Coupon, 9/1/2028	1,800	1,539
State of California, Various Purpose, GO, 4.00%, 10/1/2041	6,000	6,056
William S Hart Union High School District, Capital Appreciation Election 2001, Series 2005B, GO, AGM, Zero Coupon, 9/1/2029	2,500	2,064
Windsor Unified School District, Series 2023, GO, 5.00%, 8/1/2037	1,370	1,573
		56,834
Hospital—10.7%
California Enterprise Development Authority, Scripps Health, Series 2024 C-1, Rev., VRDO, 2.00%, 6/12/2024 (b)	5,000	5,000
California Health Facilities Financing Authority, Adventist Health System
Series 2013A, Rev., 5.00%, 3/1/2026	1,400	1,400
Series 2016A, Rev., 4.00%, 3/1/2029	2,165	2,163
Series 2024A, Rev., 5.25%, 12/1/2043	1,350	1,464
Series 2024A, Rev., 5.25%, 12/1/2044	1,500	1,616
California Health Facilities Financing Authority, Cedars-Sinai Medical Center
Rev., 5.00%, 11/15/2030	250	255
Rev., 5.00%, 11/15/2032	400	407
Series A, Rev., 5.00%, 8/15/2033	3,500	3,594

JPMorgan California Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	Principal Amount ($000)	Value ($000)
Municipal Bonds — continued
Hospital — continued
Series B, Rev., 5.00%, 8/15/2035	1,500	1,540
California Health Facilities Financing Authority, Children's Hospital of Orange County, Series 2024B, Rev., 5.00%, 5/1/2031 (b)	1,000	1,099
California Health Facilities Financing Authority, Lucile Salter Packard Children's Hospital at Stanford
Series 2014A, Rev., 5.00%, 8/15/2027	580	581
Series 2014A, Rev., 5.00%, 8/15/2028	850	852
Series 2014A, Rev., 5.00%, 8/15/2030	655	657
Series A, Rev., 5.00%, 8/15/2030	1,000	1,029
California Health Facilities Financing Authority, Scripps Health, Series 2024 B2, Rev., 5.00%, 2/4/2031 (b)	1,800	1,966
California Health Facilities Financing Authority, Sutter Health
Series 2018A, Rev., 5.00%, 11/15/2025	500	510
Series 2017A, Rev., 5.00%, 11/15/2034	1,500	1,579
California Statewide Communities Development Authority, Kaiser Permanente, Series 2009 C-2, Rev., 5.00%, 11/1/2029 (b)	2,000	2,139
California Statewide Communities Development Authority, Loma Linda University Medical Center
Series 2016 A, Rev., 5.25%, 12/1/2056 (c)	1,000	1,004
Series 2018 A, Rev., 5.50%, 12/1/2058 (c)	1,000	1,018
Regents of the University of California, Medical Center Pooled, Series 2022P, Rev., 5.00%, 5/15/2037	2,105	2,363
		32,236
Housing—3.1%
California Enterprise Development Authority, Pamona Properties LLC Project
Series 2024A, Rev., 5.00%, 1/15/2039	3,220	3,432
Series 2024A, Rev., 5.00%, 1/15/2045	1,500	1,561
California Municipal Finance Authority, Linxs Apartments Project, Senior Lien, Series 2018A, Rev., AMT, 5.00%, 12/31/2028	1,750	1,770
California Municipal Finance Authority, Terracina At Westpark Apartments, Series 2024A, Rev., 3.20%, 8/1/2027 (b)	2,500	2,434
		9,197
Industrial Development Revenue/Pollution Control Revenue—2.3%
California Pollution Control Financing Authority, Poseidon Resources Channelside LP Desalination Project, Rev., AMT, 5.00%, 7/1/2035 (c)	2,105	2,292
California Pollution Control Financing Authority, Solid Waste Disposal, Waste Management, Inc., Project, Series B-1, Rev., AMT, 3.00%, 11/1/2025	1,500	1,485
Rialto Public Financing Authority, Police Station Project
Series 2023 A, Rev., 5.00%, 6/1/2036	450	500
Series 2023 A, Rev., 5.00%, 6/1/2038	400	439
Series 2023 A, Rev., 5.00%, 6/1/2048	2,000	2,122
		6,838
Other Revenue—11.2%
California Community Choice Financing Authority, Green Bond
Series 2022A-1, Rev., 4.00%, 8/1/2025	500	499
Series 2022A-1, Rev., 4.00%, 8/1/2026	1,000	995
California County Tobacco Securitization Agency, Los Angeles County Securitization Corp., Series 2020A, Rev., 5.00%, 6/1/2030	1,095	1,192
California Infrastructure and Economic Development Bank, California Academy of Science, Series 2024A, Rev., 3.25%, 8/1/2029	3,000	2,924
California Infrastructure and Economic Development Bank, The J. Paul Getty Trust, Series 2023 B, Rev., 5.00%, 10/1/2026 (b)	3,000	3,098
California Municipal Finance Authority, Series 2021A, Rev., AMT, 4.00%, 10/1/2024 (b)	1,000	999
California Municipal Finance Authority, Republic Services, Inc., Project, Series 2024A, Rev., AMT, 3.88%, 3/1/2034 (b)	2,000	1,995
Contra Costa County Transportation Authority, Sales Tax, Series 2015A, Rev., 5.00%, 3/1/2032	2,000	2,022
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement, Series 2017A-1, Rev., 5.00%, 6/1/2024 (d)	2,510	2,510

JPMorgan California Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	Principal Amount ($000)	Value ($000)
Municipal Bonds — continued
Other Revenue — continued
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement
Series 2021 B, Rev., 3.00%, 6/1/2046	1,790	1,650
Series 2021B-2, Rev., Zero Coupon, 6/1/2066	7,700	839
Jurupa Public Financing Authority, Series 2024, AGM, 5.00%, 9/1/2035 (e)	2,000	2,288
Los Angeles County Metropolitan Transportation Authority, Measure R Junior Subordinate Sales Tax, Series 2020A, Rev., 4.00%, 6/1/2035	1,500	1,570
Los Angeles County Metropolitan Transportation Authority, Sales Tax, Series 2021A, Rev., 5.00%, 7/1/2045	1,000	1,081
Los Angeles County Public Works Financing Authority, Series 2022G, Rev., 5.00%, 12/1/2037	1,500	1,668
Municipal Improvement Corp. of Los Angeles
Series 2023-A, Rev., 5.00%, 5/1/2042	1,000	1,117
Series 2023-A, Rev., 5.00%, 5/1/2043	1,000	1,111
San Bernardino County Transportation Authority, Sales Tax, Series 2023 A, Rev., 5.00%, 3/1/2039	1,060	1,216
Santa Ana Financing Authority, Police Administration and Holding Facility Lease, Series 1994A, Rev., NATL - RE, 6.25%, 7/1/2024 (d)	170	170
Santa Ana Financing Authority, Police Administration and Holding Facility Lease, Series 1994A, Rev., NATL - RE, 6.25%, 7/1/2024	172	173
Tobacco Securitization Authority of Northern California, Series 2021 B-1, Rev., 4.00%, 6/1/2049	2,400	2,392
Tobacco Securitization Authority of Southern California, Series 2019 A, Rev., 5.00%, 6/1/2048	1,000	1,020
Tobacco Securitization Authority of Southern California, San Diego County Tobacco Asset Securitization Corp., Series 2019 A, Rev., 5.00%, 6/1/2038	1,000	1,048
		33,577
Prerefunded—4.0%
California Health Facilities Financing Authority, Sutter Health, Series 2016A, Rev., 5.00%, 11/15/2025 (d)	1,150	1,178
Campbell Union High School District, GO, 5.00%, 8/1/2024 (d)	1,700	1,704
Campbell Union High School District, Election of 2016Series B, GO, 5.00%, 8/1/2026 (d)	2,370	2,457
Los Angeles Community College District, Series 2015A, GO, 5.00%, 8/1/2024 (d)	1,500	1,503
San Jose Unified School District, Election of 2012, Tax-ExemptSeries C, GO, 5.00%, 8/1/2024 (d)	2,460	2,465
State of California Department of Water Resources, Central Valley Project, Water System, Series AW, Rev., 5.00%, 12/1/2026 (d)	2,600	2,707
		12,014
Transportation—9.5%
Burbank-Glendale-Pasadena Airport Authority Brick Campaign
Series 2024B, Rev., AMT, AGM, 4.38%, 7/1/2049	1,000	973
Series 2024B, Rev., AMT, 5.25%, 7/1/2049	1,000	1,064
California Infrastructure and Economic Development Bank, Academy of Motion Picture
Series 2023A, Rev., 5.00%, 11/1/2024	275	277
Series 2023A, Rev., 5.00%, 11/1/2034	1,000	1,155
California Infrastructure and Economic Development Bank, Brightline West Passenger Rail Project, Series 2020A, Rev., AMT, 3.95%, 1/30/2025 (b) (c)	1,550	1,550
City of Long Beach Harbor
Series C, Rev., AMT, 5.00%, 5/15/2030	2,000	2,015
Series 2019A, Rev., 5.00%, 5/15/2039	1,425	1,529
City of Los Angeles Department of Airports
Series 2022A, Rev., AMT, 5.00%, 5/15/2034	1,895	2,046
Series 2020A, Rev., 5.00%, 5/15/2039	2,000	2,166
Series 2022B, Rev., 4.00%, 5/15/2041	1,755	1,770
City of Los Angeles Department of Airports, International Airport Subordinate, Series 2018C, Rev., AMT, 5.00%, 5/15/2034	1,250	1,288
Foothill Eastern Transportation Corridor Agency, Capital Appreciation, Senior Lien, Series 1995A, Rev., Zero Coupon, 1/1/2026 (d)	1,795	1,701

JPMorgan California Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	Principal Amount ($000)	Value ($000)
Municipal Bonds — continued
Transportation — continued
Norman Y Mineta San Jose International Airport SJC, Series 2021A, Rev., AMT, 5.00%, 3/1/2032	2,000	2,133
Port of Los Angeles, Harbor Department
Series 2019B, Rev., 5.00%, 8/1/2026	3,420	3,550
Series 2014A, Rev., AMT, 5.00%, 8/1/2031	1,500	1,501
San Diego County Regional Airport Authority, Series 2023B, Rev., AMT, 5.25%, 7/1/2037	1,500	1,656
San Francisco City and County Airport Commission, San Francisco International Airport
Series 2019A, Rev., AMT, 5.00%, 5/1/2037	1,500	1,561
Series 2020A, Rev., AMT, 5.00%, 5/1/2037	545	574
		28,509
Utility—9.5%
California Community Choice Financing Authority, Clean Energy Project
Series 2023 G-1, Rev., 5.25%, 4/1/2030 (b)	2,175	2,310
Series 2024 A, Rev., 5.00%, 4/1/2032 (b)	2,000	2,118
City of Glendale, Electric, Series 2024, Rev., 5.00%, 2/1/2054	3,000	3,229
Los Angeles Department of Water and Power, Power System
Series 2022C, Rev., 5.00%, 7/1/2038	2,410	2,688
Series 2020B, Rev., 5.00%, 7/1/2039	2,000	2,183
Series 2023E, Rev., 5.00%, 7/1/2040	1,825	2,044
Series 2023 D, Rev., 5.00%, 7/1/2041	5,000	5,554
Los Angeles Department of Water and Power, Water System, Series 2021 B, Rev., 5.00%, 7/1/2051	2,500	2,667
Sacramento Municipal Utility District, Electric, Series 2023K, Rev., 5.00%, 8/15/2041	1,200	1,343
Southern California Public Power Authority, Series 2024-1, Rev., 5.00%, 7/1/2044	3,000	3,335
Southern California Public Power Authority, Apex Power Project, Series 2014A, Rev., 5.00%, 8/30/2024	1,000	1,003
		28,474
Water & Sewer—14.3%
California Infrastructure and Economic Development Bank, Clean Water State Revolving Fund, Rev., 4.00%, 10/1/2040	3,000	3,108
City of Bakersfield, Wastewater, Series 2015A, Rev., 5.00%, 9/15/2031	2,000	2,041
City of Los Angeles, Wastewater System
Series A, Rev., 5.00%, 6/1/2028	1,825	1,850
Series 2018A, Rev., 5.00%, 6/1/2034	1,000	1,065
Series 2018A, Rev., 5.00%, 6/1/2035	1,500	1,597
City of San Francisco, Public Utilities Commission Water
Series 2020, Subseries C-10, Rev., 4.00%, 11/1/2040	2,650	2,709
Series 2023AB, Subseries A, Rev., 5.00%, 11/1/2041	1,850	2,068
East Bay Municipal Utility District, Water System, Series 2024 A, Rev., 5.00%, 6/1/2049	2,750	3,000
Eastern Municipal Water District, Water and Wastewater, Series 2016A, Rev., 5.00%, 7/1/2035	2,885	2,973
Goleta Water District
Series 2023A, Rev., 5.00%, 9/1/2025	300	305
Series 2023A, Rev., 5.00%, 9/1/2027	450	471
Series 2023A, Rev., 5.00%, 9/1/2029	260	281
Series 2023A, Rev., 5.00%, 9/1/2031	335	372
Series 2023A, Rev., 5.00%, 9/1/2034	175	199
Metropolitan Water District of Southern California, Waterworks
Series 2022B, Rev., 5.00%, 7/1/2039	1,250	1,408
Series 2020C, Rev., 5.00%, 7/1/2040	1,500	1,641
Orange County Sanitation District, Series 2015A, Rev., 5.00%, 8/5/2024	1,500	1,503

JPMorgan California Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	Principal Amount ($000)	Value ($000)
Municipal Bonds — continued
Water & Sewer — continued
San Diego Public Facilities Financing Authority, Series 2023A, Rev., 5.00%, 8/1/2042	1,180	1,328
San Francisco City and County Public Utilities Commission Wastewater
Series 2018B, Rev., 5.00%, 10/1/2026	1,075	1,118
Series 2018B, Rev., 5.00%, 10/1/2036	1,675	1,783
Santa Clara Valley Water District, Water System, Series A, Rev., 5.00%, 6/1/2030	1,600	1,640
Southern California Water Replenishment District
Rev., 5.00%, 8/1/2030	1,050	1,072
Rev., 5.00%, 8/1/2031	1,420	1,450
Rev., 5.00%, 8/1/2032	2,410	2,461
Rev., 5.00%, 8/1/2038	1,250	1,328
State of California Department of Water Resources, Central Valley Project, Series BF, Rev., 5.00%, 12/1/2035	2,000	2,298
State of California Department of Water Resources, Central Valley Project, Water System, Series 2023A, Rev., 5.00%, 6/1/2042	1,665	1,839
		42,908
Total California		270,702
Florida—0.3%
Transportation—0.3%
Florida Development Finance Corp., Brightline Florida Passenger Rail Project, Series 2024, Rev., AMT, 5.50%, 7/1/2053	1,000	1,039
Georgia—1.5%
Utility—1.5%
Main Street Natural Gas, Inc., Gas Supply
Series 2022B, Rev., 5.00%, 6/1/2029 (b)	2,000	2,078
Series 2024 A, Rev., 5.00%, 9/1/2031 (b)	1,150	1,216
Series 2024B, Rev., 5.00%, 3/1/2032 (b)	1,250	1,325
		4,619
Kentucky—0.5%
Water & Sewer—0.5%
County of Knott, Solid Waste Water Project, Series 2024, Rev., AMT, 4.00%, 4/1/2025 (b) (c)	1,500	1,496
Ohio—0.7%
Transportation—0.4%
Jefferson County Port Authority, JSW Steel USA Ohio, Inc., Project, Series 2023, Rev., 5.00%, 12/1/2028 (b) (c)	1,000	1,011
Utility—0.3%
Ohio Air Quality Development Authority, Duke Energy Corp., Series 2022A, Rev., AMT, 4.25%, 6/1/2027 (b)	1,000	996
Total Ohio		2,007
Puerto Rico—0.7%
Other Revenue—0.7%
Puerto Rico Sales Tax Financing Corp. Sales Tax
Series A-1, Rev., 4.75%, 7/1/2053	1,000	989
Series A-2, Rev., 4.78%, 7/1/2058	1,000	986
		1,975

JPMorgan California Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	Principal Amount ($000)	Value ($000)
Municipal Bonds — continued
Other Revenue — continued
Wisconsin—0.3%
Housing—0.3%
Wisconsin Housing and Economic Development Authority Home Ownership, Series 2024 A, Rev., GNMA / FNMA / FHLMC, 6.00%, 9/1/2054	1,000	1,071
Total Municipal Bonds (Cost $286,859)		285,553
	Shares (000)
Short-Term Investments—4.3%
Investment Companies—4.3%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 3.51% (f) (g)(Cost $12,858)	12,858	12,859
Total Investments—99.5% (Cost $299,717)		298,412
Assets in Excess of Other Liabilities—0.5%		1,486
Net Assets—100.0%		299,898

Percentages indicated are based on net assets.

Abbreviations
AGC	Insured by Assured Guaranty Corp.
AGM	Insured by Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
COP	Certificate of Participation
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
NATL	Insured by National Public Finance Guarantee Corp.
RE	Reinsured
Rev.	Revenue
VRDO	Variable Rate Demand Obligation

(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2024.

(c)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(d)	Security is prerefunded or escrowed to maturity.
(e)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(f)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(g)	The rate shown is the current yield as of May 31, 2024.
Futures contracts outstanding as of May 31, 2024 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 2 Year Note	141	09/30/2024	USD	28,738	23
U.S. Treasury 5 Year Note	39	09/30/2024	USD	4,132	5
					28

JPMorgan California Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Short Contracts
U.S. Treasury 10 Year Ultra Note	(43)	09/19/2024	USD	(4,829)	1
					29

Abbreviations
USD	United States Dollar

JPMorgan California Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Municipal Bonds	$—	$285,553	$—	$285,553
Short-Term Investments
Investment Companies	12,859	—	—	12,859
Total Investments in Securities	$12,859	$285,553	$—	$298,412

JPMorgan California Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Appreciation in Other Financial Instruments
Futures Contracts	$29	$—	$—	$29
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended May 31, 2024
Security Description	Value at February 29, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2024	Shares at May 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 3.51% (a) (b)	$15,118	$44,878	$47,137	$(1)	$1	$12,859	12,858	$134	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2024.